CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2023
Cash and cash equivalents [abstract]
CASH AND CASH EQUIVALENTS
NOTE 12 - CASH AND CASH EQUIVALENTS
Cash at bank and on hand at December 31, 2023 amounted to €202 million and included €22 million held by subsidiaries that operate in countries where capital control restrictions prevent these balances from being immediately available for general use by the other entities within the Group. At December 31, 2022, the amount subject to these restrictions was €24 million.